10-K Business Segment Data (Details 3) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
EBITDA:	$ 125,115	$ 87,318	$ 111,008	$ 69,126	$ 306,740	$ 293,406	$ 304,959
Depreciation, depletion and amortization	31,130	29,752	60,760	58,101	117,798	100,974	89,626
Interest expense	19,156	7,424	28,651	12,690	30,121	19,218	20,577
Total consolidated income before income taxes	76,855	50,142	23,623	(1,665)	158,821	173,214	194,756
Operating Segments
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
EBITDA:	119,769	83,145	99,680	69,048	297,316	285,066	277,626
All Other
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
EBITDA:	$ 5,346	$ 4,173	$ 11,328	$ 78	$ 9,424	$ 8,340	$ 27,333